LEASES AND SHIP CHARTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 0	$ 2,081
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 0	$ 2,081